COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Contractors	$ 24,249	$ 32,536
Electricity	17,598	17,663
Fuel	7,773	7,347
Raw materials and consumables	41,377	41,910
Salaries and benefits	60,943	58,501
Transportation costs	1,329	1,751
General and administrative	9,833	9,490
Other	7,047	6,830
Mine operating expenses	170,149	176,028
Severance charges	368	14,858
Operating costs (to)/from metal inventory	(353)	12,886
Inventory net realizable value adjustment and write-off	1,216	5,655
Royalties	14,960	14,302
Cost of sales excluding depreciation and amortization	$ 186,340	$ 223,729